Schedule of Investments (unaudited)	iShares® Russell Top 200 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Boeing Co. (The)(a)	16,369	$3,295,407
General Dynamics Corp.	7,598	1,583,955
L3Harris Technologies Inc.	5,992	1,277,734
Lockheed Martin Corp.	7,626	2,710,357
Northrop Grumman Corp.	4,555	1,763,104
Raytheon Technologies Corp.	45,888	3,949,121
		14,579,678
Air Freight & Logistics — 0.7%
FedEx Corp.	7,497	1,939,024
United Parcel Service Inc., Class B	22,207	4,759,848
		6,698,872
Automobiles — 3.1%
Ford Motor Co.	119,652	2,485,172
General Motors Co.(a)	42,046	2,465,157
Rivian Automotive Inc., Class A(a)(b)	4,393	455,510
Tesla Inc.(a)	24,799	26,207,087
		31,612,926
Banks — 4.0%
Bank of America Corp.	220,768	9,821,968
Citigroup Inc.	60,819	3,672,860
JPMorgan Chase & Co.	90,015	14,253,875
PNC Financial Services Group Inc. (The)	13,071	2,620,997
Truist Financial Corp.	41,392	2,423,502
U.S. Bancorp.	41,020	2,304,093
Wells Fargo & Co.	122,606	5,882,636
		40,979,931
Beverages — 1.7%
Coca-Cola Co. (The)	119,033	7,047,944
Constellation Brands Inc., Class A	4,773	1,197,880
Keurig Dr Pepper Inc.	21,332	786,297
Monster Beverage Corp.(a)	11,493	1,103,788
PepsiCo Inc.	42,360	7,358,355
		17,494,264
Biotechnology — 2.1%
AbbVie Inc.	54,166	7,334,076
Amgen Inc.	17,429	3,921,002
Biogen Inc.(a)	4,438	1,064,765
Gilead Sciences Inc.	38,655	2,806,740
Moderna Inc.(a)(b)	10,412	2,644,440
Regeneron Pharmaceuticals Inc.(a)	3,066	1,936,240
Vertex Pharmaceuticals Inc.(a)	7,800	1,712,880
		21,420,143
Building Products — 0.2%
Johnson Controls International PLC	21,886	1,779,551

Capital Markets — 2.9%
Bank of New York Mellon Corp. (The)	23,173	1,345,888
BlackRock Inc.(c)	4,381	4,011,068
Blackstone Inc., NVS	20,957	2,711,626
Charles Schwab Corp. (The)	46,111	3,877,935
CME Group Inc.	10,965	2,505,064
Goldman Sachs Group Inc. (The)	10,044	3,842,332
Intercontinental Exchange Inc.	17,005	2,325,774
Moody's Corp.	4,960	1,937,277
Morgan Stanley	41,045	4,028,977
S&P Global Inc.	7,364	3,475,293
		30,061,234

Security	Shares	Value

Chemicals — 0.9%
Air Products & Chemicals Inc.	6,759	$2,056,493
Dow Inc.	22,797	1,293,046
DuPont de Nemours Inc.	16,027	1,294,661
Ecolab Inc.	7,642	1,792,737
Sherwin-Williams Co. (The)	7,368	2,594,715
		9,031,652
Commercial Services & Supplies — 0.2%
Waste Management Inc.	13,023	2,173,539

Communications Equipment — 0.8%
Cisco Systems Inc.	129,562	8,210,344

Consumer Finance — 0.5%
American Express Co.	19,263	3,151,427
Capital One Financial Corp.	12,948	1,878,625
		5,030,052
Diversified Financial Services — 1.6%
Berkshire Hathaway Inc., Class B(a)	56,231	16,813,069

Diversified Telecommunication Services — 1.2%
AT&T Inc.	219,135	5,390,721
Verizon Communications Inc.	127,065	6,602,297
		11,993,018
Electric Utilities — 1.3%
American Electric Power Co. Inc.	15,313	1,362,398
Duke Energy Corp.	23,709	2,487,074
Exelon Corp.	29,844	1,723,789
NextEra Energy Inc.	60,128	5,613,550
Southern Co. (The)	32,350	2,218,563
		13,405,374
Electrical Equipment — 0.4%
Eaton Corp. PLC	12,175	2,104,083
Emerson Electric Co.	18,243	1,696,052
		3,800,135
Energy Equipment & Services — 0.1%
Schlumberger NV	42,776	1,281,141

Entertainment — 1.9%
Activision Blizzard Inc.	23,616	1,571,172
Electronic Arts Inc.	8,734	1,152,015
Netflix Inc.(a)	13,241	7,976,908
Walt Disney Co. (The)(a)	55,666	8,622,107
		19,322,202
Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.	13,867	4,056,098
Crown Castle International Corp.	13,174	2,749,941
Digital Realty Trust Inc.	8,566	1,515,068
Equinix Inc.	2,754	2,329,443
Prologis Inc.	22,544	3,795,508
Public Storage	4,607	1,725,598
		16,171,656
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	13,555	7,695,174
Sysco Corp.	15,669	1,230,800
Walgreens Boots Alliance Inc.	21,921	1,143,399
Walmart Inc.	43,980	6,363,466
		16,432,839
Food Products — 0.5%
General Mills Inc.	18,850	1,270,113

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Kraft Heinz Co. (The)	21,227	$762,049
Mondelez International Inc., Class A	42,932	2,846,821
		4,878,983
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	53,250	7,494,405
Align Technology Inc.(a)	2,409	1,583,147
Baxter International Inc.	15,369	1,319,275
Becton Dickinson and Co.	8,750	2,200,450
Boston Scientific Corp.(a)	43,385	1,842,995
Edwards Lifesciences Corp.(a)	18,893	2,447,588
Intuitive Surgical Inc.(a)	10,893	3,913,855
Medtronic PLC	41,210	4,263,174
Stryker Corp.	10,661	2,850,964
		27,915,853
Health Care Providers & Services — 2.9%
Anthem Inc.	7,491	3,472,378
Centene Corp.(a)	17,646	1,454,030
Cigna Corp.	9,976	2,290,789
CVS Health Corp.	40,260	4,153,222
HCA Healthcare Inc.	7,501	1,927,157
Humana Inc.	3,943	1,829,000
UnitedHealth Group Inc.	28,841	14,482,220
		29,608,796
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings Inc.(a)	1,254	3,008,634
Las Vegas Sands Corp.(a)	10,109	380,503
Marriott International Inc./MD, Class A(a)	8,356	1,380,746
McDonald's Corp.	22,897	6,137,999
Starbucks Corp.	36,192	4,233,378
		15,141,260
Household Products — 1.5%
Colgate-Palmolive Co.	25,532	2,178,901
Kimberly-Clark Corp.	10,305	1,472,791
Procter & Gamble Co. (The)	73,778	12,068,605
		15,720,297
Industrial Conglomerates — 1.2%
3M Co.	17,691	3,142,452
General Electric Co	33,503	3,165,028
Honeywell International Inc.	21,325	4,446,476
Roper Technologies Inc.	3,202	1,574,936
		12,328,892
Insurance — 1.4%
Allstate Corp. (The)	8,760	1,030,614
American International Group Inc.	25,449	1,447,030
Aon PLC, Class A	6,694	2,011,948
Chubb Ltd.	13,141	2,540,287
Marsh & McLennan Companies Inc.	15,645	2,719,414
MetLife Inc.	21,816	1,363,282
Progressive Corp. (The)	17,863	1,833,637
Travelers Companies Inc. (The)	7,530	1,177,918
		14,124,130
Interactive Media & Services — 7.4%
Alphabet Inc., Class A(a)	9,224	26,722,297
Alphabet Inc., Class C, NVS(a)	8,603	24,893,555
Meta Platforms Inc, Class A(a)	72,460	24,371,921
		75,987,773
Internet & Direct Marketing Retail — 4.5%
Amazon.com Inc.(a)	13,306	44,366,728

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
eBay Inc.	19,175	$1,275,137
		45,641,865
IT Services — 5.4%
Accenture PLC, Class A	19,497	8,082,481
Automatic Data Processing Inc.	13,007	3,207,266
Block Inc., Class A(a)	12,147	1,961,862
Cognizant Technology Solutions Corp., Class A	16,103	1,428,658
Fidelity National Information Services Inc.	18,646	2,035,211
Fiserv Inc.(a)	18,420	1,911,812
Global Payments Inc.	8,808	1,190,665
International Business Machines Corp.	27,333	3,653,329
Kyndryl Holdings Inc.(a)	6,872	124,383
Mastercard Inc., Class A	26,827	9,639,478
PayPal Holdings Inc.(a)	36,024	6,793,406
Snowflake Inc., Class A(a)	6,093	2,064,004
Twilio Inc., Class A(a)	5,089	1,340,137
Visa Inc., Class A	51,897	11,246,599
		54,679,291
Life Sciences Tools & Services — 1.6%
Danaher Corp.	19,440	6,395,954
Illumina Inc.(a)	4,460	1,696,762
Thermo Fisher Scientific Inc.	12,044	8,036,239
		16,128,955
Machinery — 0.9%
Caterpillar Inc.	16,588	3,429,403
Deere & Co.	8,550	2,931,710
Illinois Tool Works Inc.	9,700	2,393,960
		8,755,073
Media — 0.9%
Charter Communications Inc., Class A(a)	3,828	2,495,741
Comcast Corp., Class A	139,823	7,037,292
		9,533,033
Metals & Mining — 0.3%
Freeport-McMoRan Inc.	44,734	1,866,750
Newmont Corp.	24,512	1,520,234
Southern Copper Corp.	2,574	158,842
		3,545,826
Multi-Utilities — 0.3%
Dominion Energy Inc.	24,633	1,935,169
Sempra Energy	9,798	1,296,079
		3,231,248
Multiline Retail — 0.5%
Dollar General Corp.	7,144	1,684,769
Target Corp.	14,949	3,459,797
		5,144,566
Oil, Gas & Consumable Fuels — 2.0%
Chevron Corp.	59,311	6,960,146
ConocoPhillips	40,444	2,919,248
EOG Resources Inc.	17,831	1,583,928
Exxon Mobil Corp.	129,834	7,944,542
Kinder Morgan Inc.	59,494	943,575
		20,351,439
Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	7,000	2,591,400

Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	68,612	4,277,958
Eli Lilly & Co.	25,986	7,177,853

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Johnson & Johnson	80,778	$13,818,692
Merck & Co. Inc.	77,671	5,952,705
Pfizer Inc.	171,152	10,106,526
Zoetis Inc.	14,523	3,544,048
		44,877,782
Road & Rail — 1.2%
CSX Corp.	67,748	2,547,325
Norfolk Southern Corp.	7,407	2,205,138
Uber Technologies Inc.(a)	49,347	2,069,120
Union Pacific Corp.	19,708	4,965,036
		11,786,619
Semiconductors & Semiconductor Equipment — 6.9%
Advanced Micro Devices Inc.(a)	37,130	5,343,007
Analog Devices Inc.	16,401	2,882,804
Applied Materials Inc.	27,612	4,345,024
Broadcom Inc.	12,238	8,143,288
Intel Corp.	123,945	6,383,168
KLA Corp.	4,640	1,995,710
Lam Research Corp.	4,311	3,100,256
Micron Technology Inc.	34,272	3,192,437
NVIDIA Corp.	73,349	21,572,674
NXP Semiconductors NV	8,142	1,854,585
QUALCOMM Inc.	34,583	6,324,193
Texas Instruments Inc.	28,322	5,337,847
		70,474,993
Software — 11.2%
Adobe Inc.(a)	14,639	8,301,191
Atlassian Corp. PLC, Class A(a)(b)	4,271	1,628,490
Autodesk Inc.(a)	6,731	1,892,690
Intuit Inc.	8,138	5,234,524
Microsoft Corp.	231,059	77,709,763
Oracle Corp.	50,591	4,412,041
salesforce.com Inc.(a)	28,672	7,286,416
ServiceNow Inc.(a)	6,057	3,931,659
VMware Inc., Class A	6,826	790,997
Workday Inc., Class A(a)	5,833	1,593,459
Zoom Video Communications Inc., Class A(a)	6,665	1,225,760
		114,006,990
Specialty Retail — 2.3%
Home Depot Inc. (The)	32,602	13,530,156
Lowe's Companies Inc.	21,241	5,490,374

Security	Shares	Value

Specialty Retail (continued)
Ross Stores Inc.	10,704	$1,223,253
TJX Companies Inc. (The)	37,114	2,817,695
		23,061,478
Technology Hardware, Storage & Peripherals — 8.3%
Apple Inc.	473,198	84,025,769
Dell Technologies Inc., Class C(a)	8,240	462,841
		84,488,610
Textiles, Apparel & Luxury Goods — 0.6%
Nike Inc., Class B	37,993	6,332,293

Tobacco — 0.7%
Altria Group Inc.	57,035	2,702,889
Philip Morris International Inc.	47,814	4,542,330
		7,245,219
Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	18,016	2,089,496

Total Common Stocks — 99.8%
(Cost: $741,204,296)		1,017,963,780

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	3,199,330	3,200,290
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,555,000	1,555,000
		4,755,290

Total Short-Term Investments — 0.5%
(Cost: $4,755,290)		4,755,290

Total Investments in Securities — 100.3%
(Cost: $745,959,586)		1,022,719,070

Other Assets, Less Liabilities — (0.3)%		(2,741,167)

Net Assets — 100.0%		$1,019,977,903

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$379,310	$2,823,263	(a)	$—	$(2,283)	$—	$3,200,290	3,199,330	$3,621	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,115,000	440,000	(a)	—	—	—	1,555,000	1,555,000	81		—
BlackRock Inc.	3,510,438	759,096		(979,029)	378,984	341,579	4,011,068	4,381	56,160		—
					$376,701	$341,579	$8,766,358		$59,862		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	8	03/18/22	$1,903	$39,223

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 ETF
December 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,017,963,780	$—	$—	$1,017,963,780
Money Market Funds	4,755,290	—	—	4,755,290
	$1,022,719,070	$—	$—	$1,022,719,070
Derivative financial instruments(a)
Assets
Futures Contracts	$39,223	$—	$—	$39,223

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares